Equity - Reserves and Retained Earnings - Summary of Equity Reserves and Retained Earnings (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reserves
Options issued reserve	$ 19,116,205	$ 19,116,205
Conversion feature of convertible note reserve	5,178,972	10,357,944	$ 41,431,774
Foreign currency translation reserve	252,005	1,174,332
Share-based payment reserve	4,457,636	3,843,045	3,712,180
Ending balance	29,004,818	34,491,526
Movement in options issued reserve were as follows:
Opening balance	19,116,205
Ending balance		19,116,205
Movements in conversion feature of convertible note reserve:
Opening balance	10,357,944	41,431,774
Transfer to accumulated losses on conversion of Convertible Notes	(4,012,560)	(24,075,358)
Transfer to contributed equity on conversion of Convertible Notes	(1,166,412)	(6,998,472)
Ending balance	5,178,972	10,357,944	41,431,774
Movement in foreign currency translation reserve were as follows:
Opening balance	1,174,332	1,754,740
Currency translation differences arising during the year	(922,327)	(580,408)
Ending balance	252,005	1,174,332	1,754,740
Movement in share-based payment reserve were as follows:
Opening balance	3,843,045	3,712,180
Option and Performance rights expensed during the year	1,486,841	1,702,159
Exercise of vested performance rights transferred to contributed equity	(872,250)	(1,571,294)
Ending balance	4,457,636	3,843,045	3,712,180
Movement in accumulated losses were as follows:
Opening balance	(274,642,220)	(275,706,061)
Net loss for the year	(32,210,826)	(29,902,624)	(13,468,232)
Conversion of Convertible Notes	4,517,837	26,415,084
Exercise of warrants	0	4,551,381
Ending balance	$ (302,335,209)	$ (274,642,220)	$ (275,706,061)